Related party transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 29, 2014 Vessel	Dec. 31, 2014	Dec. 31, 2014	Aug. 17, 2014	Dec. 31, 2012	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties, Current		$ 237,908,000	$ 237,908,000			$ 54,068,000
Number of vessels reallocated	2
Capital contribution in equity investee		6,667,000
Amounts due from related parties included in accounts receivable		1,454,000	1,454,000			1,614,000
Related Party Transaction, Description			Arrangement fees and transaction fees are paid either in cash or, at the company's discretion, a combination of cash and up to 50% in the company's common shares (note 14(iv)).
Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note, issued				25,000,000
Promissory note, interest rate				7.00%
Maximum [Member]
Related Party Transaction [Line Items]
Equity Methods Investment, Percentage			50.00%
GCI [Member]
Related Party Transaction [Line Items]
Due from related parties		237,908,000	237,908,000			53,309,000
Due from related parties, Current						54,068,000
Decrease in the loans to affiliate	9,780,000
Interest receivable on loans to affiliate		9,514,000	9,514,000			759,000
Amounts due from related parties included in accounts receivable		8,195,000	8,195,000			2,084,000
Amounts payable to related parties included in accounts payable and accrued liabilities		6,788,000	6,788,000			611,000
GCI [Member] | Vessels [Member]
Related Party Transaction [Line Items]
Due from related parties		219,841,000	219,841,000
GCI [Member] | Vessels [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Receivable interest rate			5.00%
Receivable interest rate			Interest at 5% per annum
GCI [Member] | Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Receivable interest rate			7.00%
Receivable interest rate			Interest at 7% per annum
Technical and other services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements					9,700,000
Dry-dock activities included in technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements					421,000
Other services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements					$ 410,000